Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		¥ 4,038,505	$ 566,665	¥ 3,416,836
Payable to third parties	[1]	7,280,590	1,021,579	1,818,200
Deposit payable		1,574,810	220,970	2,017,770
Others		543,937	76,323	233,075
Total		¥ 13,437,842	$ 1,885,537	¥ 7,485,881

[1]	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2023 and June 30, 2024.